Segment Reporting (Details) - Schedule of Revenue from Business Operation - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting (Details) - Schedule of Revenue from Business Operation [Line Items]
Revenue	$ 7,223,220	$ 10,692,613	$ 11,474,348
Cost of revenue and related tax	4,232,253	5,005,710	6,013,731
Gross profit	2,990,967	5,686,903	5,460,617
Depreciation and amortization	174,671	176,243	179,207
Total capital expenditures	95,020	37,237	34,996
Online Education Service [Member]
Segment Reporting (Details) - Schedule of Revenue from Business Operation [Line Items]
Revenue	7,012,452	10,508,873	11,169,172
Cost of revenue and related tax	4,148,694	4,904,801	5,833,319
Gross profit	2,863,758	5,604,072	5,335,853
Depreciation and amortization	169,574	173,214	173,952
Total capital expenditures	95,020	37,237	34,996
Technological Development and Operation Service [Member]
Segment Reporting (Details) - Schedule of Revenue from Business Operation [Line Items]
Revenue	210,768	183,740	305,176
Cost of revenue and related tax	83,559	100,909	180,412
Gross profit	127,209	82,831	124,764
Depreciation and amortization	5,097	3,029	5,255
Total capital expenditures